Consolidated Statements of Stockholders' Equity (USD $)	Total	Common Stock	Capital Surplus	Warrants	Statutory Surplus Reserve	Retained Earnings	Accumulated Other Comprehensive Income
Balance at Dec. 31, 2010	$ 20,386,717	$ 7,950	$ 4,719,621	$ 5,580,625	$ 3,024,562	$ 5,960,944	$ 1,093,014
Balance (in shares) at Dec. 31, 2010	7,949,965	7,949,965
Net income/(loss)	(1,825)					(1,825)
Stock issued for services	35,669	22	35,669
Stock issued for services (in shares)	21,500	21,500
Foreign currency translation adjustment	641,732						641,732
Balance at Dec. 31, 2011	21,062,314	7,972	4,755,290	5,580,625	3,024,562	5,959,119	1,734,746
Balance (in shares) at Dec. 31, 2011	7,971,465	7,971,465
Net income/(loss)	(4,122,523)					(4,122,253)
Stock issued for services (in shares)	9,500
Shares issued for dividends paid		478				(478)
Shares issued for dividends paid (in shares)	478,307	478,307
Issuance of share based compensation	10	10
Issuance of share based compensation (in shares)		9,500
Foreign currency translation adjustment	261,674						261,674
Balance at Dec. 31, 2012	17,201,475	8,460	4,755,290	5,580,625	3,024,562	1,836,118	1,996,420
Balance (in shares) at Dec. 31, 2012	8,459,272	8,459,272
Net income/(loss)	(1,331,775)					(1,331,775)
Stock issued for services (in shares)	22,000
Shares issued for dividends paid (in shares)
Issuance of share based compensation	2,820	22	2,798
Issuance of share based compensation (in shares)	6,000	22,000
Convert expired warrants to additional paid in capital			5,580,625	(5,580,625)
Foreign currency translation adjustment	530,206						530,206
Balance at Dec. 31, 2013	$ 16,402,727	$ 8,482	$ 10,338,713		$ 3,024,562	$ 504,343	$ 2,526,627
Balance (in shares) at Dec. 31, 2013	8,481,272	8,481,272